S000022091 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Class FI
Prospectus [Line Items]
Average Annual Return, Percent	17.66%	15.04%	13.82%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	17.89%	15.21%	14.06%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent	18.06%	15.33%	14.13%
Class IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.67%	13.08%	12.10%
Class IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.23%	11.66%	11.07%